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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WSTCM SECTOR SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.4%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Staples ETF	12,850	$1,653,795
Guggenheim S&P 500® Equal Weight Health Care ETF	10,000	1,668,600
Guggenheim S&P 500® Equal Weight Industrials ETF	15,200	1,617,736
Guggenheim S&P 500® Equal Weight Technology ETF	63,425	8,105,081
Guggenheim S&P 500® Equal Weight Utilities ETF	19,100	1,671,876
iShares Core U.S. Aggregate Bond ETF	5,875	644,840
SPDR® Gold Shares (a)	6,750	814,185
Total Exchange-Traded Funds (Cost $15,337,145)		$16,176,113

MONEY MARKET FUNDS — 0.5%	Shares	Value

Fidelity Institutional Money Market Funds - Government
Portfolio - Class I, 0.64% (b)	29,814	$29,814
First American Treasury Obligations Fund - Class Z, 0.65% (b)	28,937	28,937
Invesco Short-Term Investments Trust - Treasury
Portfolio - Institutional Shares, 0.67% (b)	28,938	28,938
Total Money Market Funds (Cost $87,689)		$87,689

Total Investments at Value — 99.9% (Cost $15,424,834)		$16,263,802

Assets in Excess of Other Liabilities — 0.1%		16,103

Net Assets — 100.0%		$16,279,905

(a)	Non-income producing.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 37.8%	Shares	Value

iShares 0-5 Year High Yield Corporate Bond ETF	50,000	$2,401,500
iShares iBoxx $ High Yield Corporate Bond ETF	96,750	8,576,888
PIMCO 0-5 Year High Yield Corporate Bond
Index Exchange-Traded Fund	41,000	4,179,130
SPDR® Bloomberg Barclays High Yield Bond ETF	244,300	9,134,377
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	315,000	8,864,100
VanEck Vectors Fallen Angel High Yield Bond ETF	127,000	3,776,980
Total Exchange-Traded Funds (Cost $36,419,880)		$36,932,975

OPEN-END MUTUAL FUNDS — 55.4%	Shares	Value

AB High Income Fund, Inc. - Advisor Class	547,899	$4,903,697
American High-Income Trust - Class F-2	1,036	10,852
BlackRock High Yield Bond Portfolio - Institutional Class	1,979	15,436
Direxion Monthly High Yield Bull 1.2X Fund - Investor Class	235,616	5,680,568
Dreyfus High Yield Fund - Class I	692,323	4,389,330
Eaton Vance Income Fund of Boston - Class R6	754,201	4,396,991
Hartford High Yield Fund (The) - Class I	371,434	2,793,184
Ivy High Income Fund - Class I	1,562	11,995
Janus High-Yield Fund - Class I	541,559	4,630,332
John Hancock High Yield Fund - Class I	1,166,793	4,118,781
JPMorgan High Yield Fund - Class I	552,504	4,138,252
Lord Abbett High Yield Fund - Class I	1,651	12,731
MFS High Income Fund - Class I	1,120,588	3,877,235
PIMCO High Yield Fund - Institutional Class	1,292	11,652
PIMCO Income Fund - Institutional Class	478,147	5,900,339
Principal High Yield Fund - Institutional Class	1	6
Principal High Yield Fund I - Institutional Class	387,937	3,879,375
Vanguard High-Yield Corporate Fund - Admiral Shares	906,280	5,401,429
Total Open-End Mutual Funds (Cost $53,528,408)		$54,172,185

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 6.4%	Shares	Value

Fidelity Institutional Money Market Funds - Government
Portfolio - Class I, 0.64% (a)	2,134,361	$2,134,361
First American Treasury Obligations Fund - Class Z, 0.65% (a)	2,087,174	2,087,174
Invesco Short-Term Investments Trust - Treasury
Portfolio - Institutional Shares, 0.67% (a)	2,087,174	2,087,174
Total Money Market Funds (Cost $6,308,709)		$6,308,709

Total Investments at Value — 99.6% (Cost $96,256,997)		$97,413,869

Assets in Excess of Other Liabilities — 0.4%		352,655

Net Assets — 100.0%		$97,766,524

(a)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1. Securities Valuation

Portfolio securities of WSTCM Sector Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Equity Fund) and WSTCM Credit Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Bond Fund) (collectively, the “Funds” and individually, a “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the Investment Company Act of 1940, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the WST Investment Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2017:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$16,176,113	$-	$-	$16,176,113
Money Market Funds	87,689	-	-	87,689
Total	$16,263,802	$-	$-	$16,263,802

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$36,932,975	$-	$-	$36,932,975
Open-End Mutual Funds	54,172,185	-	-	54,172,185
Money Market Funds	6,308,709	-	-	6,308,709
Total	$97,413,869	$-	$-	$97,413,869

As of May 31, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

	WSTCM Sector Select Risk- Managed Fund	WSTCM Credit Select Risk- Managed Fund

Tax cost of portfolio investments	$15,444,742	$96,386,270

Gross unrealized appreciation	$819,492	$1,028,800
Gross unrealized depreciation	(432)	(1,201)

Net unrealized appreciation	$819,060	$1,027,599

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2017, WSTCM Sector Select Risk-Managed Fund had 99.4% of the value of its net assets invested in ETFs, including 49.8% of the value of its net assets invested in a single ETF that invests in stocks of companies within the Information Technology sector, and WSTCM Credit Select Risk-Managed Fund had 37.8% and 55.4% of the value of its net assets invested in ETFs and open-end mutual funds, respectively.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	July 6, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 6, 2017

*	Print the name and title of each signing officer under his or her signature.